CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
CONVERTIBLE NOTES PAYABLE
Schedule of convertible notes payable
	December 31,	June 30,
Convertible Notes Payable	2022	2022
Convertible notes payable issued October 27, 2021 (0% interest) – Auctus Fund LLC	$5,850,000	$6,050,000
Total face value	5,850,000	6,050,000
Less unamortized discount	-	(2,113,815)
Carrying value	$5,850,000	$3,936,185

	June 30,	June 30,
Convertible Notes Payable	2022	2021
Convertible notes payable issued January 5, 2021 (6% interest)	$-	$25,000
Convertible notes payable issued January 11, 2021 (6% interest)	-	142,550
Convertible notes payable issued August 9, 2021 (6% interest)	-	-
Convertible notes payable issued August 10, 2021 (6% interest)	-	-
Convertible notes payable issued October 27, 2021 (0% interest) – Auctus Fund LLC	6,050,000	-
Total face value	6,050,000	167,550
Less unamortized discount	(2,113,815)	(9,354)
Carrying value	$3,936,185	$158,196

Schedule of loss on extinguishment on convertible debt instrument
Reacquisition Price:
Modified convertible debt instrument		5,950,000
Fair value of warrants		1,918,393
Cash payment		100,000
Carrying Value of Original Instrument
Original convertible debt instrument	6,050,000
Debt discount - warrant	(707,585)
Original issue discount	(341,692)
Debt discount - BCF	(602,696)
Carrying value of original debt		4,398,027
Loss on extinguishment		3,570,366
Reacquisition Price:
Modified convertible debt instrument	5,850,000
Fair value of warrants	689,621
Accrued Short-term Liability	100,000
Carrying Value of Original Instrument
Carrying value of original debt	5,950,000
Loss on extinguishment	689,621